COMPANY'S OPERATIONS	6 Months Ended
Jun. 30, 2020
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS

1.COMPANY’S OPERATIONS

Suzano S.A., together with its subsidiaries (“Suzano” or collectively “Company”), is a public company with its headquarters office in the city of Salvador, State of Bahia, Brazil.

Suzano owns shares traded in B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed on the New Market under the ticker SUZB3. On December 10, 2018, Suzano began trading its American Depositary Receipts ("ADRs") in a ratio of 1 (one) common share, Level II, traded in the New York Stock Exchange under the ticker SUZ, pursuant to a program approved by the Brazilian Securities and Exchange Commission (“CVM”).

The Company holds 11 industrial units, located in Aracruz (Espírito Santo, State), Belém (Pará, State), Eunápolis (Bahia, State) and Mucuri (Bahia, State), Fortaleza (Ceará, State), Imperatriz (Maranhão, State), Jacareí, Limeira, Rio Verde and Suzano (São Paulo, State) and Três Lagoas (Mato Grosso do Sul, State).

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in the foreign market directly by Suzano, as well as through its wholly-owned subsidiaries in Argentina, the United States of America, Switzerland, Austria and sales offices in China.

The Company's corporate purpose also includes the commercial operation of eucalyptus forest for its own use, the operation of port terminals, and the holding of interest, as partner or shareholder, in any other company or project, and the generation and sale of electricity.

The Company is controlled by Suzano Holding S.A., through a Voting Agreement whereby it holds 45.85% of the common shares of its share capital.

These unaudited condensed consolidated interim financial information was approved by Executive Board on August 12, 2020.

1.1.Equity interest

The Company holds equity interest in the following entities:

					% equity interest
			Type of	Accounting	June 30,	December 31,
Entity	Main activity	Country	investment	method	2020	2019
AGFA – Com. Adm. e Participações Ltda.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Asapir Produção Florestal e Comércio Ltda.	Eucalyptus cultivation	Brazil	Direct	Consolidated	100.00%	100.00%
CelluForce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.30%	8.30%
Comercial e Agrícola Paineiras Ltda.	Lease of reforestation land	Brazil	Direct	Consolidated	99.99%	99.99%
Ensyn Corporation	Bio fuel research and development	United States of America	Direct	Equity	25.30%	25.30%
Facepa - Fábrica de Papel da Amazônia S.A.	Industrialization and commercialization of tissue paper	Brazil	Direct/Indirect	Consolidated	92.80%	92.80%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminais Portuários S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Brasil Tecnologia Ltda.	Biotechnology research and development	Brazil	Direct/Indirect	Consolidated	100.00%	100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Indirect	Consolidated	100.00%	100.00%
F&E Tecnologia do Brasil S.A. (1)	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50.00%	50.00%
Gansu FuturaGene Biotech Co. Ltd. (2)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Ondurman Empreendimentos Imobiliários Ltda.	Lease of reforestation land	Brazil	Direct/Indirect	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct /Indirect	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A. (3)	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova OY	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	24.06%	24.06%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of computer paper and materials	Argentine	Direct /Indirect	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Participações do Brasil Ltda. (4)	Holding	Brazil	Direct	Consolidated		100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd. (5)	Customer relationship services	China	Direct	Consolidated	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Veracel Celulose S.A. (6)	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	50.00%	50.00%

1)

On May 31, 2020, reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held directly by Suzano S.A.

2)	On April 8, 2020, disposal of equity interest.
3)

On May 31, 2020, reorganization of equity interest as a result of the merger of Suzano Participações do Brasil Ltda. by Suzano S.A. Previously, the participation of this entity was directly held by Suzano Participações do Brasil Ltda. and indirectly by Suzano S.A. After the merger, it was held directly by Suzano S.A.

4)	On May 31, 2020, merger of the entity by Suzano S.A.
5)	On February 26, 2020, establishment of legal entity arising from corporate reorganization.
6)	Joint operation with Stora Enso, a company located in Finland

1.2.  Major events in the six-month period ended June 30, 2020

1.2.1.Effects arising from COVID 19

With the advent of the pandemic COVID-19, Suzano has adopted and has maintained preventive and mitigating measures, in compliance with the rules and policies established by national and international health authorities, in order to minimize as far as possible, the harmful effects of the pandemic of COVID-19, popularly known as the new coronavirus, referring to the safety of people , society and their businesses.

Thus Company's initiatives are based on three pillars: (i) protection for people (ii) protection for society and (iii) protection for business.

(i)Protection for people: in order to provide security to its employees and third parties who in its operations, Suzano adopted a series of measures aimed at minimizing the exposure of its team and / or mitigating exposure risks.

(ii)Protection of society: one of Suzano's three cultural drivers is: “It is only good for us, if it is good for the world”. Therefore, from the beginning of the pandemic to the present, the Company has adopted a series of measures to protect society, including:

•      Donation of toilet paper, napkins and disposable diapers produced by the Company for needy regions.

•      Acquisition of 159 respirators and 1,000,000 hospital masks for donation to the Federal and State Governments.

•      Participation in joint action with Positivo Tecnologia, Klabin, Flextronics and Embraer, to support the Brazilian company Magnamed to deliver respirators to the Federal Government until August 2020. Suzano's disbursement in this action was R$ 9,584.

•      Construction of a field hospital in Teixeira de Freitas (BA) in conjunction with Veracel, which has already been handed over to the state government and opened in July 2020.

•      Establishement a partnership with Fatec of Capão Bonito for the production of gel alcohol.

•      Loan of forklifts to move donations received by the Red Cross.

•      Maintenance of all direct jobs at this time.

•      Maintenance, for 90 days (from March to June 2020) of payment of 100% of the cost of the payroll of service providers' workers who had their activities suspended due to the pandemic, aiming at the consequent preservation of jobs.

•      Creation of the a support program for small suppliers, a social support program for small farmers to sell their products through the home delivery system in 38 communities supported by Suzano's Rural and Territorial Development Program (“PDRT”) in 5 states and social program with the objective of provide 125,000 masks in communities for donation in 5 states.

•      Launch a program to support its portfolio of small and medium-sized paper customers entitled “Tamo Junto” with the objective of ensuring that these companies have the financial and management capacity to resume activities.

The disbursements made for carrying out the social actions implemented by Suzano, totaled R$48,024 through June 30, 2020 (Note 29).

(iii)Protection for business: to date, the Company continues with its normal operations and a crisis management committee has been implemented.

The paper and pulp sector were recognized by the World Health Organization (“WHO”), as well as by several countries, as a producer of goods essential to society. Therefore, in order to fulfill the responsibility arising from the essentiality of the business, Suzano has taken measures to ensure, to the greatest extent possible, operational normality and full service to its customers, increasing the level of wood and raw material inventories in the factories and has been advancing its inventories of finished goods product bringing them closer to their customers to mitigate possible risks of disruption in the factories' supply chain and the sale of their products.

The current situation resulting from the coronavirus also implies a higher credit risk, especially for its customers in the paper business. Thus, the Company has also been monitoring the evolution of this risk and implementing measures to mitigate it, and so far, there has been no significant financial impact.

Due to the social isolation measures adopted in Brazil and in several countries around the world, causing schools and offices to close, for example, the demand for printing and writing papers was reduced. In light of this situation, as announced by paper producers in several countries around the world, Suzano decided to temporarily reduce its paper production volume. As previously disclosed in the quarterly information for the period ended March 31, 2020, the Company temporarily stopped production at the paper production lines of the Mucuri and Rio Verde units. However, the activities of the factories were resumed at the beginning of July 2020.

Finally, it is also worth noting that, as a result of the current scenario, the Company has made and maintained a vast communication effort to further increase the interaction with its main stakeholders, with the objective of guaranteeing the adequate transparency and flow of information with the them in a timely manner to the dynamics of the social and economic conjuncture.

All the main communications made by the Company to update its measures and activities in the context of Covid-19, are available on the Company's Investor Relations website.